Debt and Credit Facilities	12 Months Ended
Dec. 31, 2019
Disclosure of borrowing costs [Abstract]
Debt and Credit Facilities
Debt and Credit Facilities

Short-term Debt	December 31, 2019	December 31, 2018
($ millions)
Commercial paper(1)	550	200
(1) The commercial paper is supported by the Company’s syndicated credit facilities and the Company is authorized to issue commercial paper up to a maximum of $1.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2019 was 1.98% per annum (December 31, 2018 – 2.20%).

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
($ millions)
Long-term debt
5.00% notes(5)	2020	—	400	—	—
3.95% notes(1)(4)	2022	648	682	500	500
4.00% notes(1)(4)	2024	973	1,023	750	750
3.55% notes(5)	2025	750	750	—	—
3.60% notes(5)	2027	750	750	—	—
4.40% notes(1)(4)	2029	973	—	750	—
6.80% notes(1)(4)	2037	501	528	387	387
Debt issue costs(2)		(25)	(19)	—	—
Long-term debt		4,570	4,114	2,387	1,637
Long-term debt due within one year
6.15% notes(1)(3)	2019	—	410	—	300
7.25% notes(1)(4)	2019	—	1,023	—	750
5.00% notes(5)	2020	400	—	—	—
Long-term debt due within one year		400	1,433	—	1,050

(1)
The U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 25 for Foreign Currency Risk Management.

(2)	Calculated using the effective interest rate method.
(3) The 6.15% notes represent unsecured securities under a trust indenture dated June 14, 2002.
(4) The 7.25%, the 3.95%, the 4.00%, the 4.40% and the 6.80% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(5) The 5.00%, the 3.55% and the 3.60% notes represent unsecured securities under a trust indenture dated December 21, 2009.

Credit Facilities
The Company has two $2.0 billion revolving unsecured syndicated credit facilities that mature on June 19, 2022 and March 9, 2024.
As at December 31, 2019 the covenants under the Company’s syndicated credit facilities are debt to capital covenants, calculated as total debt (long-term debt including long-term debt due within one year and short-term debt) and certain adjusting items specified in the agreement divided by total debt, shareholders’ equity and certain adjusting items specified in the agreement. These covenants are used to assess the Company’s financial strength. If the Company does not comply with the covenants under the syndicated credit facilities, there is risk that repayment could be accelerated. The Company was in compliance with the syndicated credit facility covenants at December 31, 2019, and assessed the risk of non-compliance to be low. As at December 31, 2019, the Company had no direct borrowings under its $2.0 billion facility expiring June 19, 2022 (December 31, 2018 – no direct borrowings) and no direct borrowings under its $2.0 billion facility expiring March 9, 2024 (December 31, 2018 – no direct borrowings).
Interest payable is based on Bankers’ Acceptance, CAD Prime Rate, U.S. LIBOR, or U.S. Base Rates, depending on the borrowing option selected and credit ratings assigned by certain credit rating agencies to the Company.
Notes
On January 29, 2018, the Company filed a universal short form base shelf prospectus (the ”2018 U.S. Shelf Prospectus”) with the Alberta Securities Commission. On January 30, 2018, the Company’s related U.S. registration statement with the SEC containing the 2018 U.S. Shelf Prospectus became effective which enables the Company to offer up to US$3.0 billion of debt securities, common shares, preferred shares, subscription receipts, warrants and units of the Company in the U.S. up to and including February 29, 2020.
On December 4, 2018, the Company entered into cash flow hedges using forward interest rate swaps to fix the underlying U.S. $500 million 10-year note fixed rate to December 15, 2019. During the three months ended March 31, 2019, the Company discontinued these cash flow hedges and these interest rate swaps were settled and derecognized during the year.
On March 15, 2019, the Company issued US$750 million in senior unsecured notes. The notes bear an annual interest rate of 4.40% and are due on April 15, 2029. The Company raised the net proceeds of the offering for general corporate purposes, which included the repayment of certain outstanding debt securities that matured in 2019.
On May 1, 2019, the Company filed a universal short form base shelf prospectus (the “2019 Canadian Shelf Prospectus”) with applicable securities regulators in each of the provinces of Canada that enables the Company to offer up to $3.0 billion of common shares, preferred shares, debt securities, subscription receipts, warrants and other units in Canada up to and including June 1, 2021.
On June 17, 2019, the Company repaid the maturing 6.15% notes. The amount paid to note holders was $402 million.

On December 16, 2019, the Company repaid the maturing 7.25% notes. The amount paid to note holders was $987 million.

The Company’s notes, credit facilities and short-term lines of credit rank equally in right of payment.
Base Shelf Prospectus
At December 31, 2019, the Company had unused capacity of $3.0 billion under its 2019 Canadian Shelf Prospectus and US$2.25 billion under its 2018 U.S. Shelf Prospectus and related U.S. registration statement.
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities	Lease liabilities due within one year	Lease liabilities
December 31, 2018	200	1,433	4,114	1,107	—	—
Changes from financing cash flows
Long-term debt issuance	—	—	1,000	—	—	—
Long-term debt repayment	—	(1,389)	—	—	—	—
Short-term debt issuance, net	350	—	—	—	—	—
Debt issue costs	—	—	(9)	—	—	—
Finance lease payments	—	—	—	—	(233)	—
Total change from financing cash flows	350	(1,389)	991	—	(233)	—
Other changes – liability-related
Initial recognition of lease liabilities (note 10)	—	—	—	(467)	22	1,815
Foreign exchange	—	—	(8)	(12)	—	(3)
Fair value changes	—	—	—	(4)	—	(240)
Net additions of lease liabilities	—	—	—	—	—	89
Reclassification	—	400	(400)	(114)	319	(319)
Deferred revenue	—	—	—	(42)	—	—
Amortization of debt issuance costs	—	—	5	—	—	—
Foreign exchange recognized in OCI	—	(44)	(132)	—	—	—
Other	—	—	—	(14)	1	11
Total other changes – liability related	—	356	(535)	(653)	342	1,353
December 31, 2019	550	400	4,570	454	109	1,353